SHARE EXCHANGE (Tables)	6 Months Ended
Jun. 30, 2013
Share Exchange Tables
Recorded fair values of intangible assets	The Company has preliminarily allocated the $212,500 consideration paid to the acquired assets as follows:
Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500